Note 4 - Other receivables and other current assets, net: Movements Of Allowance For Credit Losses (Details) - USD ($)			12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Details
Allowance for Credit Loss, Receivable, Other, Current	$ 278,776	$ 252,947	$ 278,776	$ 252,947	$ 239,594
Other Receivable And Other Current Assets Credit Loss Expense Reversal	38,690	20,247	38,690	20,247
OtherReceivableAndOtherCurrentAssetsAllowanceForCreditLossForeignCurrencyTranslation	$ (12,861)	$ (6,894)	$ (12,861)	$ (6,894)